Note 2 - Summary of Significant Accounting Policies - Other Comprehensive Income (Loss) (Q3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 984,286	$ 3,614,027
Ending balance	2,747,415	984,286
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(568,030)	(611,370)
Other comprehensive income (loss) before reclassifications	(76,992)	43,340
Amounts reclassified from accumulated other comprehensive loss
Ending balance	$ (645,022)	$ (568,030)